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March 3, 2003                                                       44046.00001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, DC  20549

Re:     The Tocqueville Trust (the "Trust")
        Registration No. 33-8746

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), we hereby certify that:

        (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A (post-effective amendment No. 27); and

        (2) post-effective amendment No. 27 was filed electronically with the Securities and Exchange Commission on February 27, 2003, pursuant to Rule 485 (b) of the Securities Act (accession no. 0000899243-03-000397).

Very truly yours,


/s/ Kathleen Fuentes
Kathleen Fuentes
for PAUL, HASTINGS, JANOFSKY & WALKER LLP